SUBSEQUENT EVENTS	12 Months Ended
Oct. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

2021 Performance Incentive Plan

The Company filed a registration statement on Form S-8 on December 3, 2021 and reserved 5,000,000 Class A ordinary shares for issuance thereunder. In January 2022, the Company issued 1,551,000 shares of its Class A ordinary stock pursuant to the 2021 performance incentive plan, of which, 1,400,000 shares were issued to its officers and directors.

Short-term Investments

For the period from November 2021 through January 2022, the Company purchased wealth management financial products from a third party company in the amount of RMB 191,954,070 (approximately $30 million) with annual interest rate of 2%, which can be redeemed anytime at the Company’s discretion. The third party company invests the Company’s funds in certain financial instruments including money market funds, bonds or mutual funds to generate investment income.

Other

The Company formed Yunnan branch in November 2021.